Long-term investments	12 Months Ended
Dec. 31, 2022
Long-term investments
Long-term investments

7. Long-term investments

The Group’s long-term investments primarily consist of equity investments accounted for using the equity method and equity investments accounted for using the measurement alternative.

Equity investments accounted for using the equity method

Movement of the Group’s equity investments accounted for using equity method were as follow:

	For the year ended December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
At the beginning of the year	38,472	52,885	7,668
Additions	14,700	—	—
Reduction	—	(22,629)	(3,282)
Share of results of equity investees	(287)	(1,800)	(261)
Impairment of assets	—	(14,700)	(2,131)
At the end of the year	52,885	13,756	1,994

Equity investments using the measurement alternative

As of December 31, 2021 and 2022, the carrying value of equity investments accounted for using the measurement alternative was RMB nil million, which have incurred impairment loss amount of RMB 10 million (US$1.6 million). No investment income was recognized in the Group’s consolidated statements of operations and comprehensive loss, as a result of re-measurement of equity investments using the measurement alternative, for the years ended December 31, 2020, 2021 and 2022.